SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Current tax expense			$ (997)
Deferred tax expense/ (benefit)	(3,753)	(10,261)	(12,140)
Income tax expense / (benefit)	17,266	6,619	3,989
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Current tax expense	21,019	16,880	16,129
Deferred tax expense/ (benefit)	(3,753)	(10,261)	(12,140)
Income tax expense / (benefit)	$ 17,266	$ 6,619	$ 3,989